Long-Term Investment (Tables)	12 Months Ended
Jun. 30, 2025
Long-Term Investments [Abstract]
Schedule of Equity Investments Without Readily Determinable Fair Value Measured

For the years ended June 30, 2025, 2024 and 2023, the movement of equity investments without readily determinable fair value measured at Measurement Alternative consisted of the following:

	For the Years Ended June 30,
	2025	2024	2023
Balance at beginning of the year	$—	$—	$22,395
Investment in Wuhan Qiyunshilian	—	—	—
Transfer of investment in Wuhan Qiyunshilian	—	—	—
Business combination achieved in stages	—	—)	(20,686
Change of accounting method	23,032,693	23,083,197	23,083,197
Investment classified as held for sale asset	—	—	(23,083,197)
Provision for impairment	(23,032,693)	(23,032,693)	—
Effects of foreign exchange rate	—	(50,504)	(1,709)
Balance at end of the year	$—	$—	$—